Joint Venture Sale (Tables)	12 Months Ended
Dec. 31, 2012
Joint Venture Sale [Abstract]
Net book value of the joint venture

Current assets (excluding cash sold of $0.3 million)	$3.4
Long-lived assets	5.1
Current liabilities	(2.6)
Noncurrent liabilities	(0.3)
Noncontrolling interest	(1.8)

Net book value of joint venture investment sold	3.8
Less proceeds:
Liabilities assumed by LMC	(2.4)
Cash proceeds (net of transaction costs and cash sold)	(0.3)

Loss on sale of joint venture interest	$1.1